Transfer of financial assets, assets pledged and received as collateral - Schedule of financial assets received as collateral (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Equity securities [member]
Financial assets received as collateral [Line Items]
Total received collateral available for sale or repledge	€ 20,018	€ 17,919
of which sold or repledged	16,365	15,654
Debt Securities [member]
Financial assets received as collateral [Line Items]
Total received collateral available for sale or repledge	79,670	94,772
of which sold or repledged	€ 60,384	€ 67,194